SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Total		$ (141,540)	¥ (976,241)	¥ (893,332)	¥ (424,110)
CAYMAN ISLANDS
Total	[1]		(345,945)	(453,788)	(173,957)
HONG KONG
Total	[1]		(34,946)	19,023	(1,223)
JAPAN
Total	[1]		(27,883)	(3,159)	10,169
CHINA
Total			¥ (567,467)	¥ (455,408)	¥ (259,099)

[1]	Non PRC entities not subject to income tax